Liquidity Risk - Summary of External Term Issuance (Sterling Equivalent) (Detail) - Liquidity risk [member] - GBP (£) £ in Billions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 17.1	£ 11.8
Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.7	2.6
Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.7	2.0
Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		0.1
Santander UK Group Holdings Plc to Santander UK Plc [member] | Subordinated Liabilities and Equity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		0.5
Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	14.0	8.0
Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.9	1.1
Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.6	0.1
Santander UK Plc [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.9	0.5
Santander UK Plc [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4.3	2.3
Santander UK Plc [member] | Term Funding Scheme [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.3	4.0
Other Group Entities [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.4	£ 1.2
United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7.8
United Kingdom, Pounds [member] | Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
United Kingdom, Pounds [member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
United Kingdom, Pounds [member] | Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6.9
United Kingdom, Pounds [member] | Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.4
United Kingdom, Pounds [member] | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
United Kingdom, Pounds [member] | Santander UK Plc [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.4
United Kingdom, Pounds [member] | Santander UK Plc [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.5
United Kingdom, Pounds [member] | Santander UK Plc [member] | Term Funding Scheme [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.3
United Kingdom, Pounds [member] | Other Group Entities [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.4
United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5.5
United States of America, Dollars [member] | Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.5
United States of America, Dollars [member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.5
United States of America, Dollars [member] | Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4.0
United States of America, Dollars [member] | Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.5
United States of America, Dollars [member] | Santander UK Plc [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.5
Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3.8
Euro Member Countries, Euro [member] | Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.7
Euro Member Countries, Euro [member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.7
Euro Member Countries, Euro [member] | Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3.1
Euro Member Countries, Euro [member] | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.3
Euro Member Countries, Euro [member] | Santander UK Plc [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1.8